Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Estimated useful lives of property and equipment
Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Schedule of estimated useful live of intangible assets, net
Estimated Useful Lives
Computer software	5 years
Trademark and domain names	10 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Audio content	5 years
User base	0.8 years
License and licensed games	Estimated life cycle

Schedule of revenues disaggregated by products and services	The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net advertising revenues	1,353,480	1,198,271	1,263,485	181,488
Paid services revenues	221,612	179,108	267,577	38,435
Revenues from paid contents	77,675	95,044	205,360	29,498
Revenues from games	27,463	14,727	14,169	2,035
Revenues from MVAS	108,567	55,037	18,499	2,657
Revenues from others	7,907	14,300	29,549	4,245
Total	1,575,092	1,377,379	1,531,062	219,923

Summary of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of December 31, 2019 were as follows (in thousands):
	Operating Leases
	RMB	US$
Year ending December 31,
2020	44,109	6,336
2021	35,706	5,129
2022	16,052	2,306
2023	291	42
Total future lease payments	96,158	13,813
Less: Imputed interest	5,895	848
Total lease liability balance	90,263	12,965

Summary of Future Lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2018 were as follows (in thousands):

Operating Leases
RMB
Year ending December 31,
2019	38,222
2020	38,270
2021	38,314
2022	18,980
Total future lease payments	133,786

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows (in thousands):
	For the Year
	Ended December 31, 2019
	RMB	US$
Cash payments for operating leases	37,713	5,417
Right-of-use assets obtained in exchange for operating lease liabilities	22,388	3,216